Annual Fund Operating Expenses - PIMCO Moderate Duration Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.46%
Total Annual Fund Operating Expenses
I-2
Operating Expenses:
Management Fees	0.56%
Total Annual Fund Operating Expenses